CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss from Operations
Operating costs	$ 1,687,227		$ 494,328	$ 5,219,930	$ 1,784,832
Marketing service fee				0	150,000
Loss from operations	(1,687,227)		(494,328)	(5,219,930)	(1,934,832)
Other Income
Change in fair value of warrant liabilities	(681,000)		0	681,000	10,669,000
Recovery of offering costs allocated to warrants	309,534	$ 309,534		309,534	0
Operating account interest income	1,249		5,283	14,786	7,413
Income from Trust Account	253,990		2,534,447	5,350,288	3,433,975
Total other (expense) income, net	(425,761)		2,539,730	6,355,608	14,110,388
(Loss) income before provision for income taxes	(2,112,988)		2,045,402	1,135,678	12,175,556
Provision for income taxes	(121,281)		(522,843)	(1,111,731)	(645,442)
Net (loss) income	$ (2,234,269)		$ 1,522,559	$ 23,947	$ 11,530,114
Basic weighted average shares outstanding (in shares)				5,750,000	5,750,000
Diluted weighted average shares outstanding (in shares)				5,750,000	5,750,000
Basic net income per common share (in dollars per share)				$ 0	$ 0.4
Diluted net income per common share (in dollars per share)				$ 0	$ 0.4
Class A Common Stock Subject to Possible Redemption [Member]
Other Income
Basic weighted average shares outstanding (in shares)	1,717,578		23,000,000	11,072,452	23,000,000
Diluted weighted average shares outstanding (in shares)	1,717,578		23,000,000	11,072,452	23,000,000
Basic net income per common share (in dollars per share)	$ (0.3)		$ 0.05	$ 0	$ 0.4
Diluted net income per common share (in dollars per share)	$ (0.3)		$ 0.05	$ 0	$ 0.4